Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, at beginning of the period	$ 14,080	$ 10,874
Additions	18,034	7,478
Amortization and write-off	(6,704)	(3,645)
Transfers and other movements	306	(627)
Balance, at end of period	25,716	$ 14,080
Less: Current portion of financing costs	(5,961)
Financing costs, non-current portion	$ 19,755